STOCK OPTION RESERVE (Details 2) - $ / shares	3 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
P B I 2021 Equity Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Weighted average exercise price	$ 17.75
Weighted average remaining contractual life of outstanding share options	9 years 6 months 14 days
P B I 2013 Option Plan [Member]
IfrsStatementLineItems [Line Items]
Weighted average exercise price		$ 15.00
Weighted average remaining contractual life of outstanding share options		1 year 5 months 19 days
I Ox Option Plan [Member]
IfrsStatementLineItems [Line Items]
Weighted average exercise price	$ 165.20	$ 152.74
Weighted average remaining contractual life of outstanding share options	8 months 12 days	1 year 2 months 26 days